PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5:-       PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2021	2020

Government authorities	$4,634	$7,381
Hedging transaction asset	3,546	7,083
Prepaid expenses	16,678	13,984
Other current assets	8,019	12,218

	$32,877	$40,666